Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

(14) Commitments and Contingencies

(a)	Leases

The Company has entered into several operating leases for office space. Rent expense amounted to $2,049, $3,432 and $1,213 during 2018, 2017 and 2016, respectively.

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2018 were as follows:

Operating leasing
Year ending December 31:
2019	$2,186
2020	2,152
2021	2,071
2022	1,936
2023 and thereafter	9,276
Total	$17,621
(b)	Restricted Cash

Restricted cash at December 31, 2018 and 2017 consisted of the following:

	2018	2017
Trust accounts	$10,139	$14,015
Other restricted cash accounts	77,491	75,660
TL maintained cash balance, required under TL's credit facilities	—	10,000
Total restricted cash	$87,630	$99,675

Trust accounts:

The Company maintains certain interest-bearing bank accounts (“Trust Accounts”) pursuant to certain debt agreements for the deposits of net cash proceeds collected from leasing and containers disposition after certain expenses. The cash in the Trust Accounts can only be used to pay the Company’s debt, interest and other certain related expenses. After such payments, any remaining cash in the Trust Accounts are transferred to certain unrestricted bank accounts of the Company and is included in cash and cash equivalents on the consolidated balance sheets.

Other restricted cash accounts:

The Company established certain interest-bearing bank accounts pursuant to certain debt agreements to maintain an amount equal to certain outstanding debt balance and a projected interest expense for a specified number of months.

(c)	Container Commitments

At December 31, 2018, the Company had placed orders with manufacturers for containers to be delivered subsequent to December 31, 2018 in the total amount of $80,445.

(d)	Distribution to Managed Fleet Owners

The Company’s operating expenses related to the distribution to managed fleet owners are variable payments based upon the net operating income for each managed container (see Note 5 “Revenue from Managed Container Fleet”. There are no future minimum lease payment obligations under the Company’s management agreements.